Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Profit before tax		£ 5,203	£ 4,215
Adjustment for non-cash and other items		9,466	4,976
Net (increase)/decrease in loans and advances at amortised cost		(1,950)	1,839
Net increase in deposits at amortised cost		3,872	18,663
Net increase/(decrease) in debt securities in issue		8,195	(1,686)
Changes in other operating assets and liabilities		(3,772)	10,103
Corporate income tax paid		(712)	(540)
Net cash from operating activities		20,302	37,570
Net cash from investing activities		(4,184)	(16,333)
Net cash from financing activities	[1]	3,720	166
Effect of exchange rates on cash and cash equivalents		(2,632)	(1,624)
Net increase in cash and cash equivalents		17,206	19,779
Cash and cash equivalents at beginning of the period		235,611	248,007
Cash and cash equivalents at end of the period		£ 252,817	£ 267,786

[1]	Issuance and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019.